Earnings per Share (Notes)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15. Earnings per Share
We follow the provisions related to the accounting treatment of certain participating securities for the purpose of determining earnings per share. These provisions address share-based payment awards that have not vested and that contain nonforfeitable rights to dividend equivalents and state that they are participating securities and should be included in the computation of earnings per share pursuant to the two-class method.
Diluted earnings per common share includes the effects of potentially dilutive shares that consist of unvested RSUs and phantom stock. These awards are non-participating securities due to the forfeitable nature of their associated dividend equivalent rights, prior to vesting and we do not consider the RSUs or phantom stock in the two-class method when calculating earnings per share.
The computation of basic and diluted earnings per share under the two-class method is presented as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands, except per share data)
Basic earnings per common share:
Allocation of earnings:
Net income attributable to Western Refining, Inc.	$65,415	$133,919	$95,953	$239,908
Distributed earnings	(34,685)	(32,476)	(70,286)	(61,114)
Undistributed income available to Western Refining, Inc.	$30,730	$101,443	$25,667	$178,794
Weighted-average number of common shares outstanding	92,786	95,539	92,432	95,553
Basic earnings per common share:
Distributed earnings per share	$0.37	$0.34	$0.76	$0.64
Undistributed earnings per share	0.33	1.06	0.28	1.87
Basic earnings per common share	$0.70	$1.40	$1.04	$2.51

Diluted earnings per common share:
Net income attributable to Western Refining, Inc.	$65,415	$133,919	$95,953	$239,908
Weighted-average diluted common shares outstanding	92,847	95,626	92,495	95,654
Diluted earnings per common share	$0.70	$1.40	$1.04	$2.51

The computation of the weighted average number of diluted shares outstanding is presented below:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands)
Weighted-average number of common shares outstanding	92,786	95,539	92,432	95,553
Restricted share units and phantom stock	61	87	63	101
Weighted-average number of diluted shares outstanding	92,847	95,626	92,495	95,654

A shareholder's interest in our common stock could become diluted as a result of vestings of RSUs and phantom stock. In calculating our fully diluted earnings per common share, we consider the impact of RSUs and phantom stock that have not vested. We include unvested awards in our diluted earnings calculation when the trading price of our common stock equals or exceeds the per share or per share unit grant price.